Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income (loss)	$ (5,999,675)	$ 3,772,908	$ (6,968,511)
Items not affecting cash:
Stock based compensation expense (Note 17)	168,416	43,809	386,154
Amortization	1,780,806	1,781,181	1,790,267
Non-cash changes to asset retirement obligation	2,069	2,068	(29,925)
Non-cash lease and interest (Note 25)	(171,300)	(171,056)	(155,301)
Unrealized foreign exchange (gain) loss	141,799	95,557	(44,765)
Deferred rent	0	0	(2,919)
Gain on extinguishment of liabilities (Note 25)	0	0	(185,661)
Change in non-cash working capital balances (Note 20)	625,769	(1,464,695)	(858,170)
ARO liabilities settled (Note 12)	(809)	(7,366)	0
Total non-cash items	2,546,750	279,498	899,680
Net cash (used in) operating activities	(3,452,925)	4,052,406	(6,068,831)
Financing activities
Proceeds from the Employee Share Purchase Plan	7,592	0	0
Net funds used in targeted issuer bid (Note 15)	0	(1,343,184)	0
Proceeds from exercise of stock options	0	0	5,067
Net proceeds from private placement	0	0	9,211,351
Repayment of lease obligation	(42,515)	(42,603)	(39,579)
Net cash from (used in) financing activities	(34,923)	(1,385,787)	9,176,839
Investing activities
Purchase of property and equipment, net	0	(216,691)	(10,006)
Decrease (increase) in short-term investments	3,436,691	42,764	(2,950,000)
Net cash from (used in) investing activities	3,436,691	(173,927)	(2,960,006)
Effect of foreign exchange rate changes on cash and cash equivalents	(116,942)	26,021	24,912
Net increase (decrease) in cash and cash equivalents	(168,099)	2,518,713	172,914
Cash and cash equivalents, beginning of the year	2,858,245	339,532	166,618
Cash and cash equivalents, end of the year	2,690,146	2,858,245	339,532
Supplemental information:
Cash interest (received)	(21,422)	(16,724)	(58,889)
Cash taxes paid	$ 0	$ 0	$ 0